Related party transactions (Details Narrative) - CAD ($) $ in Thousands			12 Months Ended
	Sep. 30, 2020	Jun. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Stock options granted			1,425,000	117,714
Stock options fair value			$ 2,403	$ 237
Directors [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Proceeds from related party		$ 2,100
Bottom of range [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rates			10.00%
Top of range [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rates				18.00%	18.00%
Debentures [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties			$ 358	$ 348
Interest on debenture			$ 35	$ 258
Interest rates			8.00%
Warrants were issued to related parties	35,831
Fair value of warrants were issued to related parties	$ 28
Debentures [Member] | Bottom of range [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rates				10.00%
Debentures [Member] | Top of range [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rates				18.00%